ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses And Other Liabilities
SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31,
	2024	2025
	RMB	RMB
Accrued payroll and welfare	42,557	62,810
Payment for purchase of property	40,183	42,127
Marketing and promotion expenses	4,187	18,461
Professional fee payables	7,547	14,670
Deposit from suppliers	11,619	11,988
Freight payable	16,879	11,364
Product warranty	40,568	31,035
Other tax payable	6,826	9,871
Installation fee payables	-	335
Refund liabilities	224	129
Other current liabilities	12,029	7,370
Total	182,619	210,160
Less: non-current portion	(14,492)	(53,117)
Accrued expenses and other liabilities-current portion	168,127	157,043

SCHEDULE OF PRODUCT WARRANT ACTIVITIES

Product Warranty
RMB
Balance at December 31, 2023	5,007
Provided during the year	88,889
Utilized during the year	(46,914)
Disposed during the year	(6,414)
Balance at December 31, 2024	40,568
Provided during the year	67,450
Utilized during the year	(76,983)
Balance at December 31, 2025	31,035